Selected Balance Sheet Components (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 13, 2018	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate of acquisition cost		$ 3,000,000
AgeX Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value of common stock issued for acquisition			$ 4,300,000
Estimated useful life			10 years
Royalty percentage			1.00%
Amortization expense of intangible assets			$ 131,000	$ 132,000
Asset Purchase Agreement [Member] | AgeX Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses	$ 1,072,436
Number of shares issued for acquired, shares	2,274
Value of common stock issued for acquisition	$ 240,000
Aggregate of acquisition cost	$ 1,300,000